Annual Total Returns (Bar Chart) - Lifestyle Moderate Trust (Lifestyle Moderate Trust, Series I, Lifestyle Moderate Trust)	12 Months Ended
May 01, 2011
Lifestyle Moderate Trust | Series I, Lifestyle Moderate Trust
Bar Chart Table:
2001	(1.09%)
2002	(4.07%)
2003	17.83%
2004	11.04%
2005	4.15%
2006	10.42%
2007	5.29%
2008	(24.23%)
2009	27.26%
2010	10.55%